Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 44,179	$ 41,511	$ 33,634
Cost of revenues	34,970	32,451	27,048
Gross profit	9,209	9,060	6,586
Operating costs and expenses:
Research and development	158	166	208
Sales and marketing	4,891	4,924	3,955
General and administrative	1,762	2,122	1,906
Other income	(52)	(81)
Total operating costs and expenses	6,759	7,131	6,069
Operating income	2,450	1,929	517
Financial expenses, net	(441)	(647)	(105)
Income before taxes on income	2,009	1,282	412
Taxes on income (tax benefit)	4	6	(39)
Net income	$ 2,005	$ 1,276	$ 451
Basic net income per share (in Dollars per share)	$ 0.35	$ 0.23	$ 0.09
Diluted net income per share (in Dollars per share)	$ 0.34	$ 0.23	$ 0.08
Shares (in thousands) used in calculation of earnings per share:
Basic (in Shares)	5,727	5,550	5,212
Diluted (in Shares)	5,905	5,589	5,424